Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Financial assets and liabilities

21.   Financial assets and liabilities

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

	December 31, 2021				December 31, 2020
			At fair value				At fair value
		At fair value	through		Amortized	At fair value	through profit
Financial assets	Amortized cost	through OCI	profit or loss	Total	cost	through OCI	or loss	Total
Current
Cash and cash equivalents (note 23)	11,721	—	—	11,721	13,487	—	—	13,487
Short-term investments (note 23)	—	—	184	184	—	—	771	771
Derivative financial instruments (note 20)	—	—	111	111	—	—	134	134
Accounts receivable (note 10)	703	—	3,211	3,914	4,499	—	494	4,993
Loans - Related parties (note 31) (i)	—	—	—	—	195	—	—	195
	12,424	—	3,506	15,930	18,181	—	1,399	19,580
Non-current
Judicial deposits (note 28)	1,220	—	—	1,220	1,268	—	—	1,268
Restricted cash	117	—	—	117	38	—	—	38
Derivative financial instruments (note 20)	—	—	20	20	—	—	66	66
Investments in equity securities (note 14a)	—	6	—	6	—	757	—	757
Loans - Related parties (note 31) (i)	—	—	—	—	923	—	—	923
	1,337	6	20	1,363	2,229	757	66	3,052
Total of financial assets	13,761	6	3,526	17,293	20,410	757	1,465	22,632

Financial liabilities
Current
Suppliers and contractors (note 11)	3,475	—	—	3,475	3,367	—	—	3,367
Derivative financial instruments (note 20)	—	—	243	243	—	—	328	328
Loans, borrowings and leases (note 23)	1,204	—	—	1,204	1,136	—	—	1,136
Dividends payable	—	—	—	—	1,220	—	—	1,220
Liabilities related to the concession grant (note 14b)	760	—	—	760	209	—	—	209
Loans - Related parties (note 31) (i)	—	—	—	—	490	—	—	490
Other financial liabilities - Related parties (note 31)	393	—	—	393	235	—	—	235
Contract liability	566	—	—	566	644	—	—	644
	6,398	—	243	6,641	7,301	—	328	7,629
Non-current
Derivative financial instruments (note 20)	—	—	592	592	—	—	689	689
Loans, borrowings and leases (note 23)	12,578	—	—	12,578	13,891	—	—	13,891
Loans - Related parties (note 31) (i)	—	—	—	—	895	—	—	895
Participative stockholders' debentures (note 22)	—	—	3,419	3,419	—	—	3,413	3,413
Liabilities related to the concession grant (note 14b)	1,437	—	—	1,437	2,103	—	—	2,103
Financial guarantees (notes 15c and 23e)	—	—	542	542	—	—	877	877
	14,015	—	4,553	18,568	16,889	—	4,979	21,868
Total of financial liabilities	20,413	—	4,796	25,209	24,190	—	5,307	29,497

(i) Presented in note 31 as "Discontinued operations – Coal".

b) Hierarchy of fair value

	December 31, 2021				December 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments (note 23)	184	—	—	184	771	—	—	771
Derivative financial instruments (note 20)	—	118	13	131	—	182	18	200
Accounts receivable (note 10)	—	3,211	—	3,211	—	494	—	494
Investments in equity securities (note 14a)	6	—	—	6	757	-	—	757
Total	190	3,329	13	3,532	1,528	676	18	2,222

Financial liabilities
Derivative financial instruments (note 20)	—	835	—	835	—	998	19	1,017
Participative stockholders' debentures (note 22)	—	3,419	—	3,419	—	3,413	—	3,413
Financial guarantees (notes 15c and 23e)	—	542	—	542	—	877	—	877
Total	—	4,796	—	4,796	—	5,288	19	5,307

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the years presented.

b.i) Changes in Level 3 assets and liabilities during the year

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2020	18	19
Gain and losses recognized in income statement	(7)	(16)
Translation adjustments	2	(3)
Balance at December 31, 2021	13	—

c) Fair value of loans and borrowings

Loans and borrowings are recorded at their contractual values. To determine the market values of these financial instruments traded in public markets, the closing market quotations on the balance sheet dates were used. The Company considers that for the other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
US$ Bonds	7,448	9,151	7,448	10,025
Eurobonds	—	—	920	985
Debentures	387	387	496	496
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	354	449	860	857
R$, with fixed interest	13	—	34	35
Basket of currencies and bonds in US$ indexed to LIBOR	11	11	56	56
Debt contracts in the international market in:
US$, with variable and fixed interest	3,615	3,231	3,225	3,278
Other currencies, with variable interest	87	54	—	—
Other currencies, with fixed interest	107	117	120	134
Total	12,022	13,400	13,159	15,866

Accounting policy

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative stockholders' debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.